VIP-2 P1 P2 P4 11/19

SUPPLEMENT DATED NOVEMBER 4, 2019

TO THE PROSPECTUSES DATED MAY 1, 2019

OF

Franklin Allocation VIP Fund

Franklin Flex Cap Growth VIP Fund

Franklin Global Real Estate VIP Fund

Franklin Growth and Income VIP Fund

Franklin Income VIP Fund

Franklin Large Cap Growth VIP Fund

Franklin Mutual Global Discovery VIP Fund

Franklin Mutual Shares VIP Fund

Franklin Rising Dividends VIP Fund

Franklin Small Cap Value VIP Fund

Franklin Small-Mid Cap Growth VIP Fund

Franklin Strategic Income VIP Fund

Franklin U.S. Government Securities VIP Fund

Franklin VolSmart Allocation VIP Fund

Templeton Developing Markets VIP Fund

Templeton Foreign VIP Fund

Templeton Global Bond VIP Fund

Templeton Growth VIP Fund

(each a series of Franklin Templeton Variable Insurance Products Trust)

The prospectus is amended as follows:

The following replaces the information appearing under the heading “Additional Policies” in the section of the prospectus titled “Fund Account Information – Fund Account Policies”:

Please note that the Fund maintains additional policies and reserves certain rights, including:

•       The Fund may restrict, reject or cancel any purchase orders, including an exchange request.

•       Typically, redemptions are processed by the next business day provided the redemption request is received in proper form and good order, but may take up to seven days to be processed if making immediate payment would adversely affect the Fund or there is another cause for delay (for example, if you sell shares recently purchased, proceeds may be delayed until your check, draft or wire/electronic funds transfer has cleared).

•       At any time, the Fund may establish or change investment minimums.

•       The Fund may make material changes to or discontinue the exchange privilege on 60 days' notice to insurance company or Fund of Fund shareholders, or as otherwise provided by law.

•       Purchases of shares of the Fund (including the purchase side of an exchange) may be made only when such shares are eligible for sale in the appropriate state or jurisdiction.

•       In unusual circumstances, we may temporarily suspend redemptions or postpone the payment of proceeds, as allowed by federal securities laws.

•       For redemptions over a certain amount, the Fund may pay redemption proceeds in securities or other assets rather than cash if the investment manager determines it is in the best interest of the Fund, consistent with applicable law. In some situations, redemption in kind may require agreement by the shareholder. Investors should expect to incur transaction costs upon the disposition of the securities received in the distribution.

•       To permit their investors to obtain the current price, participating insurance companies and funds of funds are responsible for transmitting all orders to the Fund promptly.

Please keep this supplement with your prospectus for future reference.

VIP SA3 11/19

SUPPLEMENT DATED NOVEMBER 4, 2019

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2019

OF

Franklin Allocation VIP Fund

Franklin Flex Cap Growth VIP Fund

Franklin Global Real Estate VIP Fund

Franklin Growth and Income VIP Fund

Franklin Income VIP Fund

Franklin Large Cap Growth VIP Fund

Franklin Mutual Global Discovery VIP Fund

Franklin Mutual Shares VIP Fund

Franklin Rising Dividends VIP Fund

Franklin Small Cap Value VIP Fund

Franklin Small-Mid Cap Growth VIP Fund

Franklin Strategic Income VIP Fund

Franklin U.S. Government Securities VIP Fund

Franklin VolSmart Allocation VIP Fund

Templeton Developing Markets VIP Fund

Templeton Foreign VIP Fund

Templeton Global Bond VIP Fund

Templeton Growth VIP Fund

 (each a series of Franklin Templeton Variable Insurance Products Trust)

The statement of additional information (SAI) is amended as follows:

The following replaces the information appearing under the heading “Redemptions In Kind” in the section of the SAI titled “The Underwriter – Distribution and service (12b-1) fees”:

In the case of redemption requests, the board reserves the right to make payments in whole or in part in securities or other assets of the Fund, in case of an emergency, or if the payment of such a redemption in cash would be detrimental to the existing shareholders of the Fund, subject to the ability of the shareholder to legally acquire such securities or other assets of the Fund. In these circumstances, the securities distributed would be valued at the price used to compute the Fund's net assets and you may incur brokerage fees in converting the securities to cash. The Fund does not intend to redeem illiquid securities in kind. If this happens, however, you may not be able to recover your investment in a timely manner.

Please keep this supplement with your SAI for future reference.